Stock-Based Compensation (Details 2)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options | DISH Network Awards
Stock-Based Compensation
Stock Awards Outstanding (in shares)	11,938,090	13,018,490	17,640,074	18,447,004
Stock Options | DISH Network Awards | Held by DISH DBS employees
Stock-Based Compensation
Stock Awards Outstanding (in shares)	11,938,090
Stock Options | EchoStar awards | Held by DISH DBS employees
Stock-Based Compensation
Stock Awards Outstanding (in shares)	542,048
Restricted Stock Units | DISH Network Awards | Held by DISH DBS employees
Stock-Based Compensation
Stock Awards Outstanding (in shares)	1,863,165
Restricted Stock Units | EchoStar awards | Held by DISH DBS employees
Stock-Based Compensation
Stock Awards Outstanding (in shares)	41,622